Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments due under operating and capital leases
Operating Leases 2012	$ 6,166
Capital Leases 2012	7,622	[1]
Operating Leases 2013	6,442
Capital Leases 2013	73,003	[1]
Operating Leases 2014	6,502
Capital Leases 2014	660	[1]
Operating Leases 2015	6,016
Capital Leases 2015	8,425	[1]
Operating Leases 2016	6,002
Capital Leases 2016	0	[1]
Operating Leases Thereafter	325,336
Capital Leases Thereafter	0	[1]
Operating Lease Total	356,464
Capital Leases Total	$ 89,710	[1]

[1]	(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $345,815,000 and accumulated depreciation of $7,024,000 recorded in real property.